Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity File Number	000-21467
Entity Registrant Name	ALTO INGREDIENTS, INC.
Entity Central Index Key	0000778164
Entity Tax Identification Number	41-2170618
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 South Second Street
Entity Address, City or Town	Pekin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61554
City Area Code	833
Local Phone Number	710-2586
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ALTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false